Stock Option Plans - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting of restricted stock units				1,000	40		70,000	44,000
Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense				$ 224,000	$ 603,000		$ 322,000
Unrecognized compensation expense, term				1 year 9 months 18 days	2 years 4 months 9 days		2 years 7 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting of restricted stock units				2,000	4,000		4,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of options outstanding			$ 1,183,000		$ 1,964,000	$ 5,494,000
Unrecognized compensation expense			$ 14,000,000			$ 14,300,000
Unrecognized compensation expense, term			3 years			3 years
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting of restricted stock units	57	57				0